Cover	Jul. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2025
Entity File Number	1-9328
Entity Registrant Name	ECOLAB INC.
Entity Central Index Key	0000031462
Entity Tax Identification Number	41-0231510
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Ecolab Place
Entity Address, City or Town	Saint Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55102
City Area Code	800
Local Phone Number	232-6522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	ECL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false